Document And Entity Information	Dec. 14, 2020
Document Information [Line Items]
Entity, Registrant Name	Ontrak, Inc.
Document, Type	8-K
Document, Period End Date	Dec. 14, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-31932
Entity, Tax Identification Number	88-0464853
Entity, Address, Address Line One	2120 Colorado Ave.
Entity, Address, Address Line Two	Suite 230
Entity, Address, City or Town	Santa Monica
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90404
City Area Code	310
Local Phone Number	444-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001136174
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	OTRK
Security Exchange Name	NASDAQ
SeriesACumulativePerpetualPreferredStock00001ParValue950 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	9.50% Series A Cumulative Perpetual Preferred Stock, $0.0001 par value
Trading Symbol	OTRKP
Security Exchange Name	NASDAQ